STOCK-BASED COMPENSATION (Details Textual) (USD $)	3 Months Ended	12 Months Ended				15 Months Ended
	Mar. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010
Directors Fees	$ 32,500		$ 130,000		$ 182,167
Stock Issued During Period Value Payment Of Directors Fees		145,894		99,743
Stock Issued During Period Value Payment Of Employee Salaries		67,336		37,210
Officers' Compensation	15,000	67,336	60,000	37,210		66,667
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross		0		0	1,000,000
Weighted Average Exercise Price, Options Granted		$ 0		$ 0	$ 0.1
Share-Based Compensation Arrangement By Share-Based Payment Award, Award Vesting Period					3 years
Share Based Compensation Arrangements By Share Based Payment Award Options Grants In Period Grant Date Fair Value				196,983		93,452
Common Stock [Member]
Stock Issued During Period Shares Payment Of Directors Fees (in shares)		1,505,613		2,493,589
Stock Issued During Period Value Payment Of Directors Fees		1,506		2,494
Shares For Payment Of Directors Fees Outstanding	320,350	320,350
Common shares issued in payment of employee salaries (in shares)		694,889		930,231
Stock Issued During Period Value Payment Of Employee Salaries		$ 695		$ 930
Stock Outstanding For Payment Of Employee Salaries				147,854